Other related party transactions (Details Narrativeff)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Board fees	$ 201,218		$ 228,199
Management Compensation	35,250	$ 98,708
Board of Directors Other [Member]
Accounts Payable And Accrued Liabilities	40,011	19,699
Board of Directors Employee [Member]
Accounts Payable And Accrued Liabilities	57,063			$ 39,669
Board of Directors [Member]
Accounts Payable And Accrued Liabilities	55,455	36,938
Board Members [Member]
Accounts Payable And Accrued Liabilities	4,680	$ 0
Board fees	$ 196,686